Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term borrowings	¥ 65,219	¥ 111,272
Borrowings, Banks
Short-term debt, weighted average interest rate	2.00%	0.90%
Short-term borrowings	34,933	33,667
Commercial Paper
Short-term debt, weighted average interest rate	0.20%	0.10%
Short-term borrowings	¥ 30,286	¥ 77,605